Mineral Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		$ 98.7	$ 203.7
Island Gold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Consideration paid (received)	$ 54.8